Geographical Information - Schedule of Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
North America
Revenues	[1]	$ 192,881	$ 146,366
Canada [Member]
North America
Revenues	[1]	116,846	104,434
United States [Member]
North America
Revenues	[1]	16,428	15,966
North America [Member]
North America
Revenues	[1]	133,274	120,400
Paraguay [Member]
North America
Revenues	[1]	25,960	6,916
Argentina [Member]
North America
Revenues	[1]	33,647	19,050
South America [Member]
North America
Revenues	[1]	$ 59,607	$ 25,966

[1]	Revenues are presented based on the geographical contribution of computational power used for hashing calculations (measured by hashrate) or sales to external customers. During the years ended December 31, 2024 and 2023, the Company earned 97% and 97% of its revenues, respectively, from one Mining pool operator. The Company has the ability to switch Mining Pools or to mine independently at any time.